Short-term debt (Tables)	6 Months Ended
Jun. 30, 2024
Short-term debt
Schedule of short-term debt

Short-term debt

in € THOUS

	June 30,	December 31,
	2024	2023

Commercial paper program	192,022	399,078
Borrowings under lines of credit	129,782	57,754
Other	170	72
Short-term debt	321,974	456,904